Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
Total income tax expense for the years ended December 31, 2015, 2014 and 2013 is allocated as follows (in millions):

	2015	2014	2013
Tax expense per statements of earnings	$378.8	$335.1	$308.9
Tax expense attributable to discontinued operations	(1.8)	(3.9)	2.3
Unrealized (benefit)/ loss gain on investments and derivatives	(5.1)	1.0	0.4
Unrealized (loss) gain on foreign currency translation	(0.2)	(4.6)	(5.8)
Other components of other comprehensive income	—	(3.1)	(0.1)
Total income tax expense (benefit) allocated to other comprehensive income	(5.3)	(6.7)	(5.5)
Tax benefit from exercise of stock options	(28.6)	(39.5)	(40.4)
Total income tax expense	$343.1	$285.0	$265.3
Income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2015, 2014 and 2013 consists of the following (in millions):

	2015	2014	2013
Current provision:
Federal	$248.4	$248.2	$232.2
State	32.5	32.1	27.2
Foreign	51.8	63.7	49.3
Total current provision	$332.7	$344.0	$308.7
Deferred provision (benefit):
Federal	$49.8	$(3.6)	$0.2
State	5.5	(2.3)	(1.1)
Foreign	(9.2)	(3.0)	1.1
Total deferred provision	46.1	(8.9)	0.2
Total provision for income taxes	$378.8	$335.1	$308.9

Schedule of Pre-tax Income from Continuing Operations
The provision for income taxes is based on pre-tax income from continuing operations, which is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
United States	$863.5	$789.3	$753.8
Foreign	173.4	264.1	69.7
Total	$1,036.9	$1,053.4	$823.5

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes	4.6	4.6	4.6
Federal benefit of state taxes	(1.6)	(1.6)	(1.6)
Foreign rate differential	(2.6)	(2.6)	(2.5)
Capco contingent consideration	—	—	5.9
Other	1.1	(3.6)	(3.9)
Effective income tax rate	36.5%	31.8%	37.5%

Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities as of December 31, 2015 and 2014 consist of the following (in millions):

	2015	2014
Deferred income tax assets:
Net operating loss carryforwards	$228.2	$183.2
Employee benefit accruals	98.0	55.5
State taxes	44.4	11.8
Foreign currency translation adjustment	30.0	28.9
Foreign tax credit carryforwards	13.6	12.7
Accruals	13.5	27.1
Allowance for doubtful accounts	10.6	3.6
Deferred revenue	—	43.7
Interest rate swaps	—	0.5
Total gross deferred income tax assets	438.3	367.0
Less valuation allowance	(166.9)	(121.7)
Total deferred income tax assets	271.4	245.3
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	2,606.1	899.5
Deferred contract costs	102.7	91.1
Depreciation	60.9	48.4
Deferred revenue	27.5	—
Prepaid expenses	10.5	6.6
Other	1.6	0.9
Total deferred income tax liabilities	2,809.3	1,046.5
Net deferred income tax liability	$2,537.9	$801.2

Deferred income taxes have been classified in the Consolidated Balance Sheets as of December 31, 2015 and 2014 as follows (in millions):

	2015	2014
Current assets	$99.8	$67.4
Noncurrent assets (included in other noncurrent assets)	22.6	9.5
Total deferred income tax assets	122.4	76.9
Current liabilities (included in accounts payable and accrued liabilities)	(1.9)	(3.7)
Noncurrent liabilities	(2,658.4)	(874.4)
Net deferred income tax liability	$(2,537.9)	$(801.2)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reconciles the gross amounts of unrecognized tax benefits at the beginning and end of the period (in millions):

Gross Amount
Amounts of unrecognized tax benefits as of January 1, 2014	$29.2
Amount of decreases due to lapse of the applicable statute of limitations	(2.4)
Amount of decreases due to settlements	(14.1)
Increases as a result of tax positions taken in the current period	2.6
Increases as a result of tax positions taken in a prior period	3.1
Amount of unrecognized tax benefit as of December 31, 2014	18.4
Amount of decreases due to lapse of the applicable statute of limitations	(5.3)
Assumed in SunGard acquisition	81.7
Increases as a result of tax positions taken in the current period	0.7
Increases as a result of tax positions taken in a prior period	2.5
Amount of unrecognized tax benefit as of December 31, 2015	$98.0